Employee Benefit Plans - Schedule of Changes in Projected Benefit Obligations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Retirement Benefits [Abstract]
Net Service cost	$ 19	$ 23
Interest cost/(credit)	7	2
Settlement / curtailment cost / (credit)	0	0
Total Net Periodic Benefit Cost/(credit)	26	25
Total Cashflow	$ (13)	$ (12)